PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 179,643	$ 178,984
Accumulated depreciation	100,862	96,400
Depreciation cost	78,781	82,584
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	91,814	91,823
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,553	51,745
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,543	27,837
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,779	3,665
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	229	240
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,725	$ 3,674